UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rochdale Investment Management Inc.
Address: 570 Lexington Avenue
         New York, NY  10022

13F File Number:  28-5392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew M. Miranda
Title:    Chief Compliance Officer
Phone:    212-702-3500
Signature, Place, and Date of Signing:

    Andrew M. Miranda    New York, New York    May 13, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   63

Form 13F Information Table Value Total:   $142,904



List of Other Included Managers:

 No.  13F File Number     Name

                                                 Rochdale Investment Management Inc.
                                                               FORM 13F
                                                            March 31, 1999

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advanced Radio Telecom Corp Co COM              00754U101      117    10300 SH       SOLE                    10300
Agristar Inc.                  COM              00854C100        0    33000 SH       SOLE                    33000
American Greetings Corporation COM              026375105     2125    83745 SH       SOLE                    83745
Benton Oil & Gas Co            COM              083288100     3809  1050720 SH       SOLE                  1050720
Bowater Inc                    COM              102183100      206     5200 SH       SOLE                     5200
Cadence Design Sys Inc Com     COM              127387108     2727   105885 SH       SOLE                   105885
Caraustar Industries Inc       COM              140909102      228     9970 SH       SOLE                     9970
Checkpoint Sys Inc             COM              162825103     5494   660885 SH       SOLE                   660885
Claire's Stores Inc Com        COM              179584107      390    12950 SH       SOLE                    12950
Complete Business Solution Com COM              20452f107      453    23131 SH       SOLE                    23131
Consumer Porfolio Svcs Inc.    COM              210502100       31    11314 SH       SOLE                    11314
Contifinancial Inc.            COM              21075v107     5860   822475 SH       SOLE                   822475
Corrpro Companies              COM              220317101      142    12500 SH       SOLE                    12500
De Rosa Foods Inc              COM              241493105        0    25000 SH       SOLE                    25000
Dial Corp                      COM              25247D101     2385    69375 SH       SOLE                    69375
Dvi Inc                        COM              233343102     7529   506150 SH       SOLE                   506150
E-Prime Aerospace Corp         COM              268817103        0    10000 SH       SOLE                    10000
Finova Grp Inc                 COM              317928109     2942    56705 SH       SOLE                    56705
First Health Group Corp Com    COM              320960107      187    11700 SH       SOLE                    11700
Forest Labs Inc.               COM              345838106     3145    55795 SH       SOLE                    55795
Global Industries Ltd          COM              379336100     6244   616695 SH       SOLE                   616695
Hannaford Bros Co Com          COM              410550107     1357    29860 SH       SOLE                    29860
Hibernia Corp Cl A             COM              428656102     1343   101800 SH       SOLE                   101800
Hmg Worldwide Corp Com         COM              404235103      580   145000 SH       SOLE                   145000
Hooper Holmes Inc.             COM              439104100     2564   164070 SH       SOLE                   164070
Hormel Foods Corp Com          COM              440452100     1783    50060 SH       SOLE                    50060
Intelligent Med Imaging Inc Co COM              45815T106       82    62500 SH       SOLE                    62500
International Game Tec         COM              459902102     3699   252900 SH       SOLE                   252900
Level Three Communications     COM              52729n100      546     7500 SH       SOLE                     7500
Lo Jack Corp                   COM              539451104      181    23900 SH       SOLE                    23900
Lone Star Liquidating Tr Ctf   COM              54229r102       14    36410 SH       SOLE                    36410
Mckesson HBOC Inc Com          COM              58155q103      353     5351 SH       SOLE                     5351
Mercury Interactive Corp       COM              589405109     2683    75300 SH       SOLE                    75300
Metris Cos Inc Com             COM              591598107     6501   163557 SH       SOLE                   163557
N T L Inc Com                  COM              459216107     8308   102099 SH       SOLE                   102099
Network Assocs Inc             COM              640938106      336    10948 SH       SOLE                    10948
O M Group Inc                  COM              670872100     6758   204797 SH       SOLE                   204797
Outback Steakhouse Inc         COM              689899102    15441   473277 SH       SOLE                   473277
Pacificare Health Sys Inc. Del COM              695112201      432     6325 SH       SOLE                     6325
Plains All Amern Pipeline L.P. COM              726503105      844    47200 SH       SOLE                    47200
Provident Finl Group Com       COM              743866105     1122    29275 SH       SOLE                    29275
Quest International Resources  COM              747937100        1    22373 SH       SOLE                    22373
Rational Software Corp.        COM              75409p202    13461   507980 SH       SOLE                   507980
Redfern Res Ltd                COM              757348107       10    37400 SH       SOLE                    37400
Redox Technology Corp Com      COM              758822100        8    10000 SH       SOLE                    10000
Repap Enterprises Inc Com      COM              76026m309        3    50000 SH       SOLE                    50000
Saks Inc Com                   COM              79377w108      278    10700 SH       SOLE                    10700
Sanmina Corp Com               COM              800907107     3083    48545 SH       SOLE                    48545
Sterling Commerce Inc Com      COM              859205106     1712    55680 SH       SOLE                    55680
Storage Technology             COM              862111200     2650    95055 SH       SOLE                    95055
T C F Financial Corp           COM              872275102      469    17990 SH       SOLE                    17990
Thermo Instrs Sys Inc          COM              883559106      308    21344 SH       SOLE                    21344
Trega Biosciences Inc Com      COM              894699107       57    33768 SH       SOLE                    33768
Veritas Software Co.           COM              923436109     9979   124150 SH       SOLE                   124150
Vicor Corp                     COM              925815102    10507   840530 SH       SOLE                   840530
Tennessee Valley Auth Sec Parr PFD              880591300      475    19000 SH       SOLE                    19000
Cetus Corp                     CONV             157199aa8       10    10000 PRN      SOLE                    10000
VLSI Tech Sub Nts Conv         CONV             918270ab5       10    10000 PRN      SOLE                    10000
Alliance Portfolios Growth Fd                   01877f104      232 4441.007 SH       SOLE                 4441.007
Franklin Income Fund Unit                       353496300       50 22248.380SH       SOLE                22248.380
Investment Tr Scuddr Grw&Inc                    460965882      241 9248.713 SH       SOLE                 9248.713
Mutual Ser Fd Inc Shs Fd Cl Z                   628380107      265 12911.657SH       SOLE                12911.657
Putnam Vista Fd Inc Cl A Shs                    747011104      156 11431.446SH       SOLE                11431.446
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